Subsequent Events (Details)												1 Months Ended		3 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 01, 2022 USD ($) shares	Oct. 25, 2022 USD ($) $ / shares	Sep. 15, 2022 USD ($) shares	Sep. 01, 2022 USD ($) $ / shares shares	Aug. 29, 2022 USD ($) D $ / shares	Jul. 12, 2022 shares	Feb. 09, 2022 USD ($)	Feb. 09, 2022 EUR (€)	Jan. 07, 2022 USD ($) installment	Jan. 07, 2022 EUR (€) installment	Jun. 10, 2021 shares	Oct. 31, 2022 USD ($) shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2022 USD ($)	Nov. 14, 2022 USD ($)	May 31, 2022 USD ($)	May 20, 2022 USD ($) shares	Mar. 07, 2022	Jan. 07, 2022 EUR (€)	Sep. 15, 2021	Aug. 30, 2021 USD ($)	Mar. 03, 2021
Subsequent Event [Line Items]
Principal Amount																						$ 57,811,000	$ 565,000
(Loss) gain on disposal of subsidiaries, net																				$ 0	$ (1,446,000)
Tender offer cost							$ 60,300,000	€ 52,500,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.001									$ 0.001	$ 0.001						$ 0.001		$ 0.001	$ 0.001
Total revenue														$ 24,278,000		$ 26,581,000				$ 83,871,000	$ 86,647,000	$ 114,080,000	$ 26,759,000	$ 44,566,000
Number of shares into which instrument is converted | shares																						45,900,000
Common stock issuance for professional fees (in shares) | shares																				1,100,000
Common stock issuance for professional fees														690,000	$ 435,000		$ 656,000	$ 1,162,000				$ 2,318,000	1,642,000
PRC
Subsequent Event [Line Items]
Total revenue																			$ 28,900,000	$ 36,200,000		29,712,000	$ 25,045,000	$ 2,693,000
Cash																			$ 12,400,000
Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Shares issued (in shares) | shares			150,000,000.0	60,000,000.0
Transaction period				36 months
Purchase price equal to percentage of market price				95.00%
Shares issued as a percentage of outstanding stock				5.00%
Convertible promissory note and interest
Subsequent Event [Line Items]
Cost																						54,319,000
US Hybrid
Subsequent Event [Line Items]
Number of common stock issued (in shares) | shares						6,600,000					6,600,000
Equity interest percentage						100.00%
Percentage of voting equity interests acquired											100.00%
Seven Stars Energy Ptd. Ltd. [Member]
Subsequent Event [Line Items]
Percentage of ownership interest							51.00%	51.00%
VIA Motors International, Inc. | Convertible Debenture
Subsequent Event [Line Items]
Principal Amount																																$ 42,500,000
Interest rate																																4.00%
VIA Motors International, Inc. | Convertible promissory note and interest
Subsequent Event [Line Items]
Cost																						$ 42,500,000										$ 42,500,000
Energica Motor Company, Inc. [Member]
Subsequent Event [Line Items]
Ownership percentage, equity method																															20.00%		20.00%
Ownership percentage threshold																													90.00%
Timios
Subsequent Event [Line Items]
Total revenue																				27,000,000.0
Via Motor Note | Convertible Debenture
Subsequent Event [Line Items]
Principal Amount																																$ 42,500,000
Interest rate																																4.00%
Convertible Debenture
Subsequent Event [Line Items]
Number of shares into which instrument is converted | shares																						9,400,000
Convertible Debenture | YA II PN, Ltd
Subsequent Event [Line Items]
Conversion price (in dollars per share) | $ / shares					$ 1.50
Percentage of stock price trigger					85.00%
Consecutive trading days | D					7
Conversion price of common stock (in dollars per share) | $ / shares					$ 0.20
Convertible notes payable					$ 16,700,000
Subsequent Event
Subsequent Event [Line Items]
Tender offer cost							$ 60,300,000	€ 52,500,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.001
Subsequent Event | Purchase agreement with Acuitas Capital
Subsequent Event [Line Items]
Purchase value of convertible preferred shares																										$ 20,000,000
Subsequent Event | Standby Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Shares issued (in shares) | shares			150,000,000	60,000,000
Commitment fee			$ 1,500,000	$ 600,000
Transaction period				36 months
Purchase price equal to percentage of market price				95.00%
Shares issued as a percentage of outstanding stock				5.00%
Consecutive trading day period				3 days
Subsequent Event | Timios and Justly | YA II PN, Ltd
Subsequent Event [Line Items]
Percentage of voting equity interests acquired		12.00%
Subsequent Event | Justly
Subsequent Event [Line Items]
Percentage of voting equity interests acquired		3.00%
Subsequent Event | Seven Stars Energy Ptd. Ltd. [Member]
Subsequent Event [Line Items]
Percentage of ownership interest							51.00%	51.00%
Subsequent Event | VIA Motors International, Inc. | Agreement with VIA Motors and a commercial vendor to VIA Motors
Subsequent Event [Line Items]
Common stock issuance for professional fees (in shares) | shares	15,000,000
Common stock issuance for professional fees	$ 4,100,000
Convertible notes payable	$ 4,100,000
Subsequent Event | VIA Motors International, Inc. | Convertible Debenture
Subsequent Event [Line Items]
Cost												$ 2,000,000.0
Subsequent Event | VIA Motors International, Inc. | Convertible promissory note and interest
Subsequent Event [Line Items]
Cost													$ 29,100,000	29,100,000						29,100,000					$ 1,400,000
Subsequent Event | Energica Motor Company, Inc. [Member]
Subsequent Event [Line Items]
Ownership percentage threshold																													90.00%
Subsequent Event | Timios | Orangegrid
Subsequent Event [Line Items]
Preferred stock, shares issued (in shares) | shares																												6,600,000
Investments																												$ 3,000,000
Subsequent Event | Forecast
Subsequent Event [Line Items]
(Loss) gain on disposal of subsidiaries, net															$ 500,000
Subsequent Event | Forecast | Energica Motor Company, Inc. [Member]
Subsequent Event [Line Items]
Ownership percentage, equity method															70.00%										72.40%
Subsequent Event | Forecast | Energica Founders [Member] | Energica Motor Company, Inc. [Member]
Subsequent Event [Line Items]
Ownership percentage, equity method															29.00%
Ownership percentage threshold																									27.60%
Subsequent Event | First closing
Subsequent Event [Line Items]
Purchase value of convertible preferred shares																										5,000,000
Subsequent Event | Second closing
Subsequent Event [Line Items]
Purchase value of convertible preferred shares																										5,000,000
Subsequent Event | Third closing
Subsequent Event [Line Items]
Purchase value of convertible preferred shares																										$ 10,000,000
Subsequent Event | Via Motor Note | Convertible Debenture
Subsequent Event [Line Items]
Principal Amount													17,300,000	17,300,000						17,300,000							$ 11,800,000
Interest rate																											4.00%
Subsequent Event | Energica Loan Agreement
Subsequent Event [Line Items]
Principal Amount									$ 5,700,000																					€ 5,000,000.0
Periodic payment									$ 284,075	€ 250,000
Number of installments | installment									2	2
Subsequent Event | Convertible Debenture | YA II PN, Ltd
Subsequent Event [Line Items]
Periodic payment												0	0
Conversion price (in dollars per share) | $ / shares					$ 1.50
Percentage of stock price trigger					85.00%
Consecutive trading days | D					7
Conversion price of common stock (in dollars per share) | $ / shares					$ 0.20
Remaining outstanding balance of instrument												$ 16,700,000	$ 16,700,000	$ 16,700,000						$ 16,700,000
Number of shares into which instrument is converted | shares												43,700,000	43,700,000
Convertible notes payable					$ 16,700,000
Subsequent Event | Convertible Debenture | YA PN II SDPA
Subsequent Event [Line Items]
Principal Amount		$ 6,500,000
Conversion price (in dollars per share) | $ / shares		$ 0.05
Percentage of stock price trigger		95.00%
Consecutive trading day period		5 days
Net amount received on sale of convertible debenture		$ 4,875,000
Financing fee		1,500,000
Expenses incurred		125,000
Subsequent Event | Convertible Debenture | Convertible Debenture | YA II PN, Ltd
Subsequent Event [Line Items]
Principal Amount		$ 6,500,000
Interest rate		8.00%
Conversion price (in dollars per share) | $ / shares		$ 0.05
Percentage of stock price trigger		95.00%
Number of shares into which instrument is converted | shares												43,700,000
Subsequent Event | Euribor | Energica Loan Agreement
Subsequent Event [Line Items]
Interest rate									2.00%	2.00%
Subsequent Event | Maximum | Convertible Debenture | YA PN II SDPA
Subsequent Event [Line Items]
Annual rate		18.00%
Subsequent Event | Minimum | Justly
Subsequent Event [Line Items]
Percentage of voting equity interests acquired		51.00%
Subsequent Event | Minimum | Convertible Debenture | YA PN II SDPA
Subsequent Event [Line Items]
Annual rate		8.00%